Cover	May 28, 2026
Document Information [Line Items]
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Document Period End Date	May 28, 2026
Entity Information [Line Items]
Entity Registrant Name	Octave Specialty Group, Inc.
Entity Central Index Key	0000874501
Entity File Number	1-10777
Entity Tax Identification Number	13-3621676
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	40 Wall Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
Entity Phone Fax Numbers [Line Items]
City Area Code	(212)
Local Phone Number	658-7470
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	OSG
Security Exchange Name	NYSE